First Trust Lunt US Factor Rotation ETF Shareholder Fees	Dec. 31, 2025
First Trust Lunt US Factor Rotation ETF | First Trust Lunt US Factor Rotation ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%